SEGMENT REPORTING (Details)	6 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenues	$ 4,363,543	¥ 30,405,153	¥ 42,271,729
Automation product and software [Member]
Revenues	3,239,389	22,572,055	28,954,379
Equipment and accessories [Member]
Revenues	1,120,410	7,807,013	10,312,238
Oilfield environmental protection [Member]
Revenues	$ 3,744	¥ 26,085	¥ 3,005,112